Key Sources Of Estimation Uncertainty	12 Months Ended
Apr. 30, 2022
Text Block [Abstract]
Key Sources Of Estimation Uncertainty
5.	KEY SOURCES OF ESTIMATION UNCERTAINTY
In the application of the Group’s accounting policies, which are described in note 4, the Company is required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and underlying assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an
on-going
basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.
The following are the key assumptions concerning the future, and other key sources of estimation uncertainty at the end of each reporting period that may have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year.
Estimated impairment of goodwill and intangible assets
Determining whether goodwill and intangible assets are impaired requires an estimation of the recoverable amount of the cash-generating unit to which goodwill and intangible assets have been allocated, which is the higher of the value in use or fair value less costs of disposal. The value in use calculation requires the Group to estimate the future revenue from the cash-generating unit and a suitable discount rate in order to calculate the present value. Where the actual future revenue are less than expected, or change in facts and circumstances which results in downward revision of future cash flows or upward revision of discount rate, a material impairment loss or further impairment loss may arise.
As at April 30, 2021 and 2022, the carrying amount of goodwill is HK$58,675 and HK$58,675, respectively, and the carrying amounts of intangible assets subject to impairment assessment under the same cash-generating unit was HK$40,411 and HK$36,418, respectively.
Fair value measurement of unquoted equity instruments and movie income right investments
Financial assets at FVTPL and movie income right investments are measured at fair value at the end of each reporting period, with any fair value gains or losses recognized in profit or loss. The net gain or loss recognized in profit or loss includes any dividend or interest earned on the financial asset and is included in the “changes in fair value on financial assets measured at fair value through profit or loss” line item.
Certain of the Group’s unquoted equity instruments and movie income right investments are measured at fair value with fair value being determined based on significant unobservable inputs using valuation techniques. Judgment and estimation are required in establishing the relevant valuation techniques and the relevant inputs thereof. Whilst management considers these valuations are the best estimates, the ongoing
COVID-19
pandemic has resulted in greater market volatility and may cause further disruptions to the investees’ businesses and movie production and box-office, which have led to higher degree of uncertainties in respect of the valuations. Changes in assumptions relating to these factors could result in material adjustments to the fair value of these instruments.
In determining the fair value of unquoted equity instruments measured at fair value with fair value being determined based on significant unobservable inputs using valuation techniques, management relied in part on valuation reports prepared by independent valuers based on data management provided. These valuation reports provided management with guidelines in determining the fair value, but the determination was made by management.
The assumptions used to derive such fair values of unquoted equity instruments include the recent transaction price, probability of IPO, redemption and liquidation, the risk-free interest rate and expected volatility. The assumptions used to derive such fair values of movie income right investments include the expected ticket sales performance, expected movie production costs and discount rate. The key assumptions/inputs used to derive the relevant fair values are detailed in note 26(c).